Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000949881
TDAM Target Return Fund (First Prospectus Summary) | TDAM Target Return Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TDAM Target Return Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The TDAM Target Return Fund (the “Target Return Fund” or the “Fund”) seeks to achieve total return that exceeds the rate of return of the 1-month Treasury bill by 300 basis points (or 3%) on an annualized basis over a 5 year period regardless of market conditions.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal period beginning March 21, 2013 and ended January 31, 2014, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing in various asset classes, such as equities, fixed income, and real estate, as described below. The Fund may seek to gain exposure to such asset classes both by investing in securities or other financial instruments from such asset classes or by investing in mutual funds or exchange-traded funds (“ETFs”) that provide exposure to such asset classes.

The Fund may invest in equity securities and fixed income instruments without limit. Equity securities include common stock, preferred stock, securities convertible into common stock, rights and warrants, securities or other instruments whose price is linked to the value of common stocks, and units of real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”). The Fund may invest in equity securities of both U.S. and foreign companies, which can be denominated in U.S. dollars or foreign currencies, including equity securities of emerging market issuers. The Fund may invest in equity securities of companies of any market capitalization.

Fixed income securities include corporate bonds, debentures and notes, Treasury bills and debt securities issued or guaranteed by the U.S. or foreign governments, their agencies or instrumentalities, obligations of international or supranational entities, municipal securities (including, but not limited to, Build America Bonds), mortgage-backed securities, collateralized mortgage obligations, asset-backed securities, senior loans, term deposits and zero coupon obligations. The Fund may invest without limit in fixed income instruments that are, at the time of investment, rated below investment grade (lower than BBB- by Standard& Poor's Ratings Services (“S&P”) or Fitch Ratings Inc. (“Fitch”), or lower than Baa3 by Moody's Investors Service, Inc. (“Moody's”)), or their unrated equivalents (commonly referred to as “junk bonds” or high yield securities). The Fund's investments in junk bonds may include distressed securities. The Fund may invest in fixed income instruments denominated in U.S. dollars or foreign currencies, and may invest in fixed income instruments of emerging market issuers. These investments may include fixed income securities of foreign issuers that are issued in the U.S. and are denominated in U.S. dollars (“yankee bonds”). The Fund may invest in securities without regard to their maturity and there are no limits regarding average maturity of the Fund's portfolio. The Fund may invest up to 5% of its net assets in ETFs that hold or track the price of gold or other precious metals. By investing in these ETFs, the Fund seeks to gain exposure to the investment returns of gold or other precious metals without direct investment in physical precious metals. The Fund will invest in these ETFs to hedge the effects of inflation and to manage downside risk in extreme economic events. The Fund may allocate a significant portion of its assets to cash.

The Fund may use derivatives, such as options, futures, forward and swap contracts, to:

•       gain exposure to securities without actually investing in them directly (including when owning the derivative investment is more efficient or less costly than owning the security itself); reduce risks;

•       enhance income; or

•       provide downside risk protection for one or more securities to which the Fund has exposure.

The Fund may invest in repurchase agreements and other money market securities, which may be used to serve as collateral for the Fund's derivatives investments and/or earn income for the Fund.

The Fund seeks to achieve total return that exceeds the rate of return of the 1-month Treasury Bill by 300 basis points (or 3%) on an annualized basis over a 5 year period regardless of market conditions. TDAM USA Inc., the Fund's investment manager (the “Investment Manager” or “TDAM”), will generally make investment decisions for the Fund with a focus on achieving the Fund's target return while managing downside risk. The Investment Manager will allocate the Fund's assets across the various asset classes based on its assessment of the risk associated with the asset class, the investment opportunity presented by each asset class, as well as its assessment of prevailing market conditions with the asset classes in the U.S. and around the world.

The Fund seeks to earn its target return over a 5 year period, which is a full market cycle, because investment returns tend to fluctuate over shorter time periods as market conditions vary. The Fund expects to produce less volatile returns over time than has been historically associated with equity markets. However, given the Fund's strategy, the Fund may not always perform in line with the general securities markets over shorter periods of time. Volatility refers to the tendency of investments and markets to fluctuate in price over time.

In selecting portfolio investments, the Investment Manager considers the macro-economic environment and estimates the potential annual return and correlations of various asset classes. The Investment Manager will attempt to construct the Fund's portfolio using a combination of asset classes that, in the Investment Manager's view, have the greatest chance of achieving the targeted return while managing overall portfolio risk. The Investment Manager may adjust the Fund's portfolio to take advantage of valuation anomalies and changes to the macro-economic environment. The Investment Manager will sell an investment when it believes that:

•       the risk of a security or asset class outweighs the potential return;

•       the valuation of a security or asset class exceeds expectations; or

•       capital preservation is at risk due to macro-economic conditions.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, you could lose money on your investment in the Fund, or the Fund could underperform other investments. An investment in the Fund is not a deposit of any bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Fund may be subject to the following principal risks:

Stock Market Risk - The market value of the Fund's investments will fluctuate as the stock markets fluctuate. Stock prices may decline in response to adverse economic, industry, political or regulatory developments.

Equity Securities Risk - The values of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.

Small and Medium Capitalization Companies Risk - The smaller and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies.

Bond Market Risk - The bond markets as a whole could go up or down (sometimes dramatically). This volatility could affect the value of the investments in the Fund's portfolio exposed to bonds or other fixed income securities. In an economic downturn, the ability of issuers of corporate fixed income securities and other securities to service their obligations could be materially and adversely affected.

Credit Risk - Fixed income securities, such as bonds, and derivatives involving a counterparty, are subject to credit risk. This is the risk that the issuer or guarantor of a fixed income security or the counterparty to a derivatives contract will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. The degree of credit risk depends on the issuer's, guarantor's or counterparty's financial condition and on the terms of the fixed income or derivative instrument. Changes in an issuer's or guarantor's credit rating or the market's perception of an issuer's or guarantor's creditworthiness also may affect the value of fixed income securities.

High Yield Securities Risk - Fixed income securities rated below investment grade and unrated securities of similar credit quality (commonly referred to as “junk bonds” or high yield securities) are regarded as being predominantly speculative as to the issuer's ability to make payments of principal and interest. Investments in such securities involves substantial risk. Issuers of high yield securities may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with investment grade securities. The value of high yield securities tends to be very volatile due to such factors as specific corporate developments, interest rate sensitivity, less secondary market activity, and negative perceptions of high yield securities and the junk bond markets generally, particularly in times of market stress.

Distressed Securities Risk - Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Fund will generally not receive interest payments on distressed securities and may incur costs to protect its investments. In addition, distressed securities involve the substantial risk that principal will not be repaid.

Interest Rate Risk - Interest rate risk is the risk that the Fund's fixed income securities will decline in value because of increases in market interest rates. Prices of fixed income securities generally decrease when interest rates rise and increase when interest rates decline. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. In periods of market volatility, the market values of fixed-income securities may be more sensitive to changes in interest rates.

Liquidity Risk - This is the risk that certain securities that the Fund holds may be difficult or impossible to sell at a particular time or at an acceptable price.

Senior Loans Risk - Senior loans are subject to the risk that a court could subordinate a senior loan, which typically holds the most senior position in the issuer's capital structure, to presently existing or future indebtedness or take other action detrimental to the holders of senior loans. Senior loans are also subject to heightened prepayment risk, as they usually have mandatory and optional prepayment provisions. Senior loans are subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. There may not be an active trading market for certain senior loans and the liquidity of some actively traded loans may be impaired due to adverse market conditions. See “Liquidity Risk.” In addition, because the senior loans in which the Fund invests are typically rated below investment grade, the risks associated with senior loans are similar to the risks of below investment grade securities. See “High Yield Securities Risk.”

Prepayment Risk - Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to reinvest the proceeds in lower yielding securities.

Foreign Securities Risk - Investments in foreign securities involve special risks, including the possibility of substantial volatility, limited liquidity and significant changes in value due to, among other things, exchange rate fluctuations. Investments in foreign securities involve country risk, which is the risk that the economy of a country (or region) will be damaged by political instability, financial problems or natural disasters.

Foreign Currency Risk - Foreign currency risk is the risk that changes in foreign currency exchange rates may negatively affect the value of the Fund's investments denominated in foreign currencies or reduce the returns of the Fund.

Emerging Markets Risk - While investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. securities, these risks are heightened with respect to investments in emerging market countries, where there is an even greater amount of economic, political and social instability.

Geographic Focus Risk - To the extent the Fund invests a substantial amount of its assets in issuers located in a single country or region, developments in these economies will generally have a greater effect on the Fund than they would on a more geographically diversified fund, which may result in greater losses and volatility.

Gold and Other Precious Metals Risk - The Fund may invest in ETFs that hold or track the price of gold or other precious metals. The Fund is therefore susceptible to specific political and economic risks affecting the price of gold and other precious metals, including changes in U.S. or foreign tax, currency or mining laws, increased environmental costs, international monetary and political policies, economic conditions within an individual country, trade imbalances, and trade or currency restrictions between countries. Gold-related investments as a group have not performed as well as the stock market in general during periods when the U.S. dollar is strong, inflation is low and general economic conditions are stable. In addition, returns on gold-related investments may be more volatile than investments in broader equity or debt markets.

Convertible Securities Risk - The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value form the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

Preferred Stock Risk - Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities and is sensitive to changes in the issuer's creditworthiness and to changes in interest rates, and may decline in value if interest rates rise.

Mortgage-Backed Securities Risk - The value of the Fund's mortgage-backed securities can fall if the owners of the underlying mortgages pay off their mortgages sooner than expected, which could happen when interest rates fall, or later than expected, which could happen when interest rates rise. If the underlying mortgages are paid off sooner than expected, the Fund may have to reinvest this money in mortgage-backed or other securities that have lower yields. See also “Credit Risk.”

Collateralized Mortgage Obligations Risk - There are risks associated with collateralized mortgage obligations that relate to the risks of the underlying mortgage pass-through securities (i.e., an increase or decrease in prepayment rates, resulting from a decrease or increase in mortgage interest rates, will affect the yield, average life, and price of collateralized mortgage obligations).

Asset-Backed Securities Risk - Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing asset-backed securities. The value of the Fund's asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

Municipal Securities Risk - Municipal securities can be significantly affected by unfavorable economic, legislative or political developments and adverse changes in the financial conditions of issuers. Liquidity in the municipal securities market can be reduced unpredictably in response to overall economic conditions or credit tightening.

Zero Coupon Bonds Risk - Zero coupon bonds are sold at a discount from face value and do not make periodic interest payments. At maturity, zero coupon bonds can be redeemed for their face value. Because zero coupon bonds do not pay interest, the value of zero coupon bonds may be more volatile than other fixed income securities and may also be subject to greater interest rate risk and credit risk than other fixed income instruments.

REIT Risk - Investments in REITs involve risks associated with direct ownership of real estate, including decline in property values, extended vacancies, changes in regional and national economic conditions, increases in property taxes and changes in interest rates. An individual REIT's performance depends on the types and locations of the rental properties it owns and on how well it manages those properties. Additionally, REITs are dependent upon management skills, may not be diversified, may experience substantial cost in the event of borrower or lessee defaults and are subject to heavy cash flow dependency. A REIT could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code of 1986, as amended, or could fail to maintain its exemption from registration under the Investment Company Act of 1940, as amended. The failure of a company to qualify as a REIT under federal tax law may have adverse consequence.

Yankee Bonds Risk - Investments in yankee bonds involve similar risks as investments in the debt obligations of U.S. issuers. See “Credit Risk,” “Bond Market Risk,” and “Liquidity Risk.” Principal and interest on these bonds are payable in U.S. dollars, so there is no direct foreign currency risk for U.S. holders. However, indirect foreign currency risk and other foreign risk factors may apply to the foreign issuers of these bonds, and may therefore affect the market value of these bonds. Foreign risk factors that may apply to yankee bonds include the possibility of: adverse political and economic developments; foreign withholding taxes; expropriation or nationalization of the operations of foreign issuers; and different or less robust government regulation of foreign financial markets and institutions.

MLP Risk - The interests or “units” of an MLP are listed and traded on securities exchanges or in the over-the-counter market and their value fluctuates predominantly based on prevailing market conditions and the success of the MLP. MLPs carry many of the risks inherent in investing in a partnership. Unit holders of an MLP may not be afforded corporate protections to the same extent as shareholders of a corporation. In addition, unlike owners of common stock of a corporation, holders of common units of an MLP may have more limited control and limited rights to vote on matters affecting the MLP and have no ability to elect directors annually. In the event of liquidation, common units have preference over subordinated units, but not over debt or preferred units, to the remaining assets of the MLP.

MLP Tax Risk - Due to their federal income tax treatment as partnerships, MLPs typically do not pay income taxes, but MLP unit holders are generally subject to tax on their share of the MLP's income and gains. A change in current tax law or in the industry in which an MLP operates could result in the MLP being treated as a corporation for U.S. federal income tax purposes and being required to pay U.S. federal income tax on its taxable income. The classification of an MLP in which the Fund holds units as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP and any such distributions to the Fund would generally be taxed as dividend income, which would materially reduce the Fund's cash flow from such MLP unit investment.

Energy Related Risk - Although the Fund may generally invest in MLPs operating in any sector of the economy, a substantial portion of the MLPs in which the Fund invests will be engaged in businesses in the energy sector and energy-related industries (“Energy MLPs”). The performance of the Fund's investments in Energy MLPs largely depends on the overall condition of the energy sector and is susceptible to economic, political and regulatory risks or other occurrences affecting the energy sector. For example, an Energy MLP may be adversely affected by foreign government, federal or state regulations on energy production, distribution and sale. Stock prices of Energy MLPs are also affected by supply and demand both for their specific product or service and for energy products in general.

Derivatives Risk - Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this prospectus, such as interest rate risk, market risk and credit risk. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. The following is a list of certain derivatives in which the Fund intends to invest and the principal risks associated with each of them:

Futures - The risks associated with the Fund's use of futures contracts include the risk that: (i) changes in the price of a futures contract may not always track the changes in market value of the underlying asset; (ii) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts; and (iii) if the Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times.

Options - An investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A fund that purchases options is subject to the risk of a complete loss of premiums. The use of options for risk management or hedging purposes may not be successful, resulting in losses to the Fund. In addition, the cost of hedging may reduce the Fund's returns.

Forwards - Forwards are not exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations of the contracts. Thus, the Fund faces the risk that its counterparties may not perform their obligations. Forward contracts are not regulated by the Commodity Futures Trading Commission (the “CFTC”) and therefore, the Fund will not receive any benefit of CFTC regulation when trading forwards.

Swaps - Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.

ETF Risk - An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and the Fund could lose money investing in an ETF.

Repurchase Agreements Risk - Repurchase agreements could involve certain risks in the event of default or insolvency of the seller, including losses and possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. The Fund will be exposed to the credit of the counterparties to repurchase agreements and their ability to satisfy the terms of the agreements, which exposes the Fund to the risk that the counterparties may default on their obligations to perform under the agreements. If the counterparty to a repurchase agreement fails to repurchase the underlying securities and the value of the underlying securities decreases, the Fund could experience a loss.

Strategy Risk - If the Investment Manager's strategies do not work as intended, the Fund may not achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	you could lose money on your investment in the Fund, or the Fund could underperform other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information for the Fund is not presented as the Fund does not have a full calendar year of performance as of the date of this prospectus. For updated performance information, please call (800) 669-3900 or visit www.tdamusa.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not presented as the Fund does not have a full calendar year of performance as of the date of this prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 669-3900
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tdamusa.com
TDAM Target Return Fund (First Prospectus Summary) | TDAM Target Return Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	4.90%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.56%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(4.75%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.81%
Fee Waiver or Reimbursement Over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-05-31
1 year	rr_ExpenseExampleYear01	$ 83
3 years	rr_ExpenseExampleYear03	1,235
5 years	rr_ExpenseExampleYear05	2,374
10 years	rr_ExpenseExampleYear10	5,167
TDAM Target Return Fund (First Prospectus Summary) | TDAM Target Return Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	4.90%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.81%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(4.75%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.06%
Fee Waiver or Reimbursement Over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-05-31
1 year	rr_ExpenseExampleYear01	108
3 years	rr_ExpenseExampleYear03	1,306
5 years	rr_ExpenseExampleYear05	2,485
10 years	rr_ExpenseExampleYear10	$ 5,349

[1]	TDAM USA Inc., the Fund's investment manager ('TDAM'), has contractually agreed to limit the Fund's Total Annual Fund Operating Expenses to 0.70% for the Institutional Class and 0.95% for the Advisor Class of the Fund at least through May 31, 2015. This limit excludes certain expenses, including any Acquired Fund Fees and Expenses, interest, taxes, brokerage commissions, other investment-related costs and non-routine expenses. TDAM is entitled to recoup from the Fund any waivers and/or reimbursements made pursuant to this contractual agreement, provided that such recoupment must occur within two years after the end of the fiscal year during which fees were waived or expenses reimbursed and that such recoupment does not cause the Fund to exceed the applicable contractual expense limitation that was in effect at the time the fees were waived or expenses reimbursed. This contract may not be terminated before May 31, 2015 unless approved by the Fund's Board of Directors.